Financial instruments and related disclosures - Impact of Interest Rate Currency Movements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
1% (100 basis points) increase in sterling interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 14	£ (2)
1% (100 Basis Points) Increase in US Dollar Interest Rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(4)	1
1% (100 Basis Points) Increase in Euro Interest Rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ (19)	£ (12)